Related party transactions - Major Balances with Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Nov. 25, 2020 CNY (¥)
Amounts due from related parties, Current
Increase (Decrease) in Due to Related Parties, Current	¥ 60,397	$ 8,507	¥ 423	[1]
Current liabilities
Funds advance provided by RELX	(109,410)		(52,493)
Net amount due to the Parent waived							¥ 600,000
Related Party
Current liabilities
Due from Related Parties, Current, Total	118,736		5,112			$ 16,724
Total	(101,927)		(423)	[1]		$ (14,356)
Net revenue from related party	944,096		62,268		¥ 516,399
Related Party | Expenses allocated to Relx Inc.'s operations
Current liabilities
Due from Related Parties, Current, Total	7,980		5,112
Total	(5,411)		¥ (423)
Related Party | Sales to related parties
Current liabilities
Due from Related Parties, Current, Total	97,326
Related Party | Purchase from related parties
Current liabilities
Total	(55,311)
Related Party | Funds received from related parties
Current liabilities
Total	(41,107)
Related Party | Others
Current liabilities
Due from Related Parties, Current, Total	13,430
Total	¥ (98)

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. Refer